POST-EMPLOYMENT BENEFITS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ (173)	$ (216)
Level 2
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	362	356
Fair value of plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 419	$ 438
Pension defined benefit plans | Bottom of range
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	1.20%	1.10%
Actuarial assumption of expected rates of salary increases	1.00%	1.00%
Pension defined benefit plans | Top of range
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	9.20%	9.30%
Actuarial assumption of expected rates of salary increases	5.00%	5.00%